FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks	£ 4,852	£ 3,693
Loans and Advances to Customers	477,633	467,064
The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		1
Loans and Advances to Customers	3,163	3,020
The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	116,434	118,514
The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	173	190
The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks	4,453	3,154
Loans and Advances to Customers	178,742	173,849
The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		1
Loans and Advances to Customers	1,173	1,534
The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	52,549	57,897
The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	90	76
CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks	£ 4,852	£ 3,588
CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		£ 1
CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks	£ 4,453	£ 3,049
CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		£ 1
CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		£ 105
CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		£ 105
CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
CMS 19 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
CMS 19 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
CMS 19 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
CMS 19 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
CMS 20-23 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
CMS 20-23 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
CMS 20-23 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
CMS 20-23 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 289,198	£ 288,235
Retail - Mortgages [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	568	459
Retail - Mortgages [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	12,393	12,141
Retail - Mortgages [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Retail - Mortgages [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	51,351	53,991
Retail - Mortgages [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	79	85
Retail - Mortgages [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,120	753
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 270,522	£ 268,524
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 206	£ 178
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 12,304	£ 12,043
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1	£ 1
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 49,876	£ 52,457
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 30	£ 24
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1,120	£ 753
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2,067	£ 1,766
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 39	£ 34
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2	£ 3
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 510	£ 491
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 7	£ 7
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 414	£ 262
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 13	£ 9
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 116	£ 74
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 3	£ 2
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 975	£ 899
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 46	£ 42
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 291	£ 325
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 9	£ 11
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 15,220	£ 16,784
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 264	£ 196
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 87	£ 95
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 558	£ 644
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 30	£ 41
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 28,411	£ 28,115
Retail Unsecured [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	895	756
Retail Unsecured [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	63,447	59,917
Retail Unsecured [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	112	137
Retail Unsecured [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10,073	9,625
Retail Unsecured [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	373	336
Retail Unsecured [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	19,417	19,560
Retail Unsecured [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	44	38
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 23,249	£ 23,442
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 230	£ 180
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 62,639	£ 59,244
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 80	£ 109
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 7,884	£ 8,158
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 80	£ 83
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 19,108	£ 19,359
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 26	£ 23
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 3,595	£ 2,845
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 195	£ 140
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 607	£ 547
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 14	£ 15
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1,521	£ 875
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 88	£ 59
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 246	£ 151
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 7	£ 7
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 265	£ 239
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 41	£ 33
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 44	£ 37
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 3	£ 3
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 127	£ 77
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 21	£ 15
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 17	£ 13
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2	£ 2
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 624	£ 886
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 196	£ 175
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 74	£ 53
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 15	£ 10
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 281	£ 233
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 91	£ 87
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 28	£ 22
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 9	£ 6
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 678	£ 703
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 233	£ 228
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 83	£ 36
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 260	£ 282
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 93	£ 92
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 18	£ 15
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 15,976	£ 14,933
Retail UK Motor Finance [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	385	278
Retail UK Motor Finance [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,378	1,706
Retail UK Motor Finance [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	2
Retail UK Motor Finance [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,398	3,437
Retail UK Motor Finance [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	70	100
Retail UK Motor Finance [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	101	371
Retail UK Motor Finance [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		1
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 14,865	£ 13,872
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 233	£ 133
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1,181	£ 1,565
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2	£ 2
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1,211	£ 3,062
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 25	£ 30
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 84	£ 346
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		£ 1
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 682	£ 619
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 25	£ 21
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 197	£ 141
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 76	£ 170
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 4	£ 7
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 17	£ 25
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 99	£ 111
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 10	£ 11
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 17	£ 50
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2	£ 5
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 180	£ 202
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 33	£ 35
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 34	£ 80
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 7	£ 13
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 150	£ 129
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 84	£ 78
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 60	£ 75
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 32	£ 45
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 10,633	£ 10,399
Retail - Other [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	113	120
Retail - Other [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,304	1,791
Retail - Other [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	14	13
Retail - Other [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,273	2,751
Retail - Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	77	73
Retail - Other [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	895	1,148
Retail - Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13	12
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 9,910	£ 9,737
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 34	£ 55
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1,240	£ 1,428
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 11	£ 13
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1,897	£ 2,647
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 22	£ 38
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 839	£ 1,145
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 10	£ 12
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 409	£ 256
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 27	£ 4
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 62
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 3
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 271
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 20
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 54
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 3
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 7	£ 7
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 157	£ 234
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1	£ 1
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		£ 360
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 150	£ 165
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 51	£ 60
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2	£ 3
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 105	£ 104
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 35	£ 35
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2	£ 3
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 344,218	£ 341,682
Retail [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,961	1,613
Retail [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	78,522	75,555
Retail [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	129	153
Retail [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	65,095	69,804
Retail [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	599	594
Retail [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	21,533	21,832
Retail [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	57	51
Commercial [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	79,563	85,706
Commercial [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,175	1,346
Commercial [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	37,677	42,713
Commercial [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	44	37
Commercial [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	60,741	65,157
Commercial [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	573	938
Commercial [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	30,825	36,015
Commercial [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	33	25
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 43,632	£ 50,243
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 29	£ 27
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 31,090	£ 35,610
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 7	£ 9
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 32,997	£ 41,302
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 26	£ 24
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 25,891	£ 31,474
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 5	£ 12
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 27,726	£ 28,202
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 87	£ 135
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 5,955	£ 6,722
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 16	£ 14
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 22,234	£ 18,822
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 73	£ 90
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 4,489	£ 4,241
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 12	£ 9
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 4,902	£ 4,249
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 184	£ 240
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 584	£ 339
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 14	£ 6
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 3,999	£ 3,647
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 155	£ 211
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 403	£ 266
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 10	£ 1
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 168	£ 54
Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 16	£ 7
Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 43	£ 42
Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2	£ 2
Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 111	£ 30
Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 10	£ 5
Commercial [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 38	£ 34
Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2
Commercial [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 3,135	£ 2,958
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 859	£ 937
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 5
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 5	£ 6
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1,400	£ 1,356
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 309	£ 608
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 4
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 4	£ 3
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 53,852	£ 39,676
Other [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	27	61
Other [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	235	246
Other [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	52,906	38,888
Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	2
Other [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	191	50
Other [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 53,024	£ 38,814
Other [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [member] | CMS 1-10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | CMS 1-10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 52,605	£ 38,675
Other [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [member] | CMS 1-10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | CMS 1-10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		£ 3
Other [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		£ 6
Other [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [member] | CMS 11-14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [member] | CMS 11-14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [member] | CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [member] | CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [member] | CMS 11-14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [member] | CMS 11-14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [member] | CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [member] | CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | CMS 15-18 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [member] | CMS 15-18 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [member] | CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | CMS 15-18 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [member] | CMS 15-18 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | CMS 19 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | CMS 19 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | CMS 19 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | CMS 19 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | CMS 19 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | CMS 19 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | CMS 19 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | CMS 19 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | CMS 20-23 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 800	£ 810
Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 17	£ 44
Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 235	£ 246
Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 299	£ 210
Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 191	£ 50
Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 28	£ 49
Other [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 10	£ 11
Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 2	£ 3
Other [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 1	£ 2
Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
RMS [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 828	£ 859
RMS [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	27	55
RMS [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	235	246
RMS [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	301	213
RMS [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	2
RMS [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	191	50
CMS [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	53,024	38,817
CMS [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		6
CMS [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	52,605	38,675
Stage 1 [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks	4,852	3,691
Loans and Advances to Customers	429,767	420,968
Stage 1 [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		1
Loans and Advances to Customers	669	518
Stage 1 [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	112,517	115,463
Stage 1 [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	91	121
Stage 1 [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks	4,453	3,154
Loans and Advances to Customers	165,676	160,379
Stage 1 [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		1
Loans and Advances to Customers	238	209
Stage 1 [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	50,890	56,688
Stage 1 [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	44	41
Stage 1 [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks	4,852	3,586
Stage 1 [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		1
Stage 1 [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks	4,453	3,049
Stage 1 [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		1
Stage 1 [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		105
Stage 1 [member] | CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		105
Stage 1 [member] | Retail - Mortgages [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	257,043	257,797
Stage 1 [member] | Retail - Mortgages [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	23	37
Stage 1 [member] | Retail - Mortgages [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	12,243	12,026
Stage 1 [member] | Retail - Mortgages [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 1 [member] | Retail - Mortgages [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	46,904	49,299
Stage 1 [member] | Retail - Mortgages [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 1 [member] | Retail - Mortgages [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,120	753
Stage 1 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	257,028	257,740
Stage 1 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	23	37
Stage 1 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	12,242	12,024
Stage 1 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 1 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	46,904	49,298
Stage 1 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 1 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,120	753
Stage 1 [member] | Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	15	57
Stage 1 [member] | Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	2
Stage 1 [member] | Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		1
Stage 1 [member] | Retail Unsecured [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	24,921	24,705
Stage 1 [member] | Retail Unsecured [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	301	199
Stage 1 [member] | Retail Unsecured [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	61,048	57,837
Stage 1 [member] | Retail Unsecured [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	62	89
Stage 1 [member] | Retail Unsecured [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	8,770	8,409
Stage 1 [member] | Retail Unsecured [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	121	95
Stage 1 [member] | Retail Unsecured [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	18,828	18,995
Stage 1 [member] | Retail Unsecured [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	21	17
Stage 1 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	22,151	22,363
Stage 1 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	188	135
Stage 1 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	60,653	57,433
Stage 1 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	56	84
Stage 1 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	7,586	7,799
Stage 1 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	68	69
Stage 1 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	18,671	18,913
Stage 1 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	18	15
Stage 1 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,676	2,071
Stage 1 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	103	57
Stage 1 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	389	391
Stage 1 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	6	5
Stage 1 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,138	591
Stage 1 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	47	24
Stage 1 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	155	81
Stage 1 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3	2
Stage 1 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	76	72
Stage 1 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	7	4
Stage 1 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5	10
Stage 1 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	38	14
Stage 1 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4	1
Stage 1 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	1
Stage 1 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	18	199
Stage 1 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3	3
Stage 1 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	3
Stage 1 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	8	5
Stage 1 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	1
Stage 1 [member] | Retail UK Motor Finance [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13,884	13,224
Stage 1 [member] | Retail UK Motor Finance [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	214	121
Stage 1 [member] | Retail UK Motor Finance [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,374	1,706
Stage 1 [member] | Retail UK Motor Finance [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	2
Stage 1 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,098	2,738
Stage 1 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	22	24
Stage 1 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	97	371
Stage 1 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		1
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13,568	12,918
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	203	114
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,181	1,565
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	2
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,076	2,697
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	21	23
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	84	346
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		1
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	314	301
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	6
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	193	141
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	22	40
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13	25
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	5
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 1 [member] | Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		1
Stage 1 [member] | Retail - Other [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	9,654	9,434
Stage 1 [member] | Retail - Other [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	25	32
Stage 1 [member] | Retail - Other [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,240	1,741
Stage 1 [member] | Retail - Other [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	11	11
Stage 1 [member] | Retail - Other [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,746	2,272
Stage 1 [member] | Retail - Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	18	19
Stage 1 [member] | Retail - Other [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	839	1,103
Stage 1 [member] | Retail - Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	10
Stage 1 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	9,520	9,033
Stage 1 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	25	30
Stage 1 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,240	1,381
Stage 1 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	11	11
Stage 1 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,746	2,272
Stage 1 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	18	19
Stage 1 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	839	1,103
Stage 1 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	10
Stage 1 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		190
Stage 1 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		2
Stage 1 [member] | Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	134	211
Stage 1 [member] | Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		360
Stage 1 [member] | Retail [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	305,502	305,160
Stage 1 [member] | Retail [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	563	389
Stage 1 [member] | Retail [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	75,905	73,310
Stage 1 [member] | Retail [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	76	103
Stage 1 [member] | Retail [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	58,518	62,718
Stage 1 [member] | Retail [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	163	141
Stage 1 [member] | Retail [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	20,884	21,222
Stage 1 [member] | Retail [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	31	28
Stage 1 [member] | Commercial [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	70,487	76,190
Stage 1 [member] | Commercial [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	90	86
Stage 1 [member] | Commercial [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	36,377	41,907
Stage 1 [member] | Commercial [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	15	18
Stage 1 [member] | Commercial [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	54,286	58,778
Stage 1 [member] | Commercial [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	75	68
Stage 1 [member] | Commercial [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	29,815	35,416
Stage 1 [member] | Commercial [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13	13
Stage 1 [member] | Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	43,276	50,143
Stage 1 [member] | Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	27	26
Stage 1 [member] | Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	31,014	35,610
Stage 1 [member] | Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	7	9
Stage 1 [member] | Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	32,617	41,279
Stage 1 [member] | Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	25	24
Stage 1 [member] | Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	25,847	31,474
Stage 1 [member] | Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5	12
Stage 1 [member] | Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	25,410	24,760
Stage 1 [member] | Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	50	49
Stage 1 [member] | Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5,105	6,196
Stage 1 [member] | Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	7	7
Stage 1 [member] | Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	20,200	16,563
Stage 1 [member] | Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	40	38
Stage 1 [member] | Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3,771	3,858
Stage 1 [member] | Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	7	1
Stage 1 [member] | Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,801	1,287
Stage 1 [member] | Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13	11
Stage 1 [member] | Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	258	70
Stage 1 [member] | Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 1 [member] | Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,469	936
Stage 1 [member] | Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	6
Stage 1 [member] | Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	197	53
Stage 1 [member] | Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1
Stage 1 [member] | Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		31
Stage 1 [member] | Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		1
Stage 1 [member] | Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		31
Stage 1 [member] | Other [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	53,778	39,618
Stage 1 [member] | Other [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	16	43
Stage 1 [member] | Other [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	235	246
Stage 1 [member] | Other [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	52,872	38,883
Stage 1 [member] | Other [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	191	50
Stage 1 [member] | Other [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	53,024	38,814
Stage 1 [member] | Other [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	52,605	38,675
Stage 1 [member] | Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	754	804
Stage 1 [member] | Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	16	43
Stage 1 [member] | Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	235	246
Stage 1 [member] | Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	267	208
Stage 1 [member] | Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	191	50
Stage 1 [member] | RMS [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	754	804
Stage 1 [member] | RMS [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	16	43
Stage 1 [member] | RMS [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	235	246
Stage 1 [member] | RMS [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	267	208
Stage 1 [member] | RMS [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	191	50
Stage 1 [member] | CMS [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	53,024	38,814
Stage 1 [member] | CMS [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	52,605	38,675
Stage 2 [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		2
Loans and Advances to Customers	28,505	25,308
Stage 2 [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	993	992
Stage 2 [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3,740	2,917
Stage 2 [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	77	63
Stage 2 [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10,681	11,006
Stage 2 [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	435	502
Stage 2 [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,635	1,191
Stage 2 [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	42	32
Stage 2 [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Banks		2
Stage 2 [member] | Retail - Mortgages [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	16,935	13,654
Stage 2 [member] | Retail - Mortgages [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	281	226
Stage 2 [member] | Retail - Mortgages [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	63	20
Stage 2 [member] | Retail - Mortgages [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3,889	4,048
Stage 2 [member] | Retail - Mortgages [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	47	41
Stage 2 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13,494	10,784
Stage 2 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	183	141
Stage 2 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	62	19
Stage 2 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,972	3,159
Stage 2 [member] | Retail - Mortgages [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	28	21
Stage 2 [member] | Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,052	1,709
Stage 2 [member] | Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	39	34
Stage 2 [member] | Retail - Mortgages [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 2 [member] | Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	510	490
Stage 2 [member] | Retail - Mortgages [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	7	7
Stage 2 [member] | Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	414	262
Stage 2 [member] | Retail - Mortgages [member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13	9
Stage 2 [member] | Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	116	74
Stage 2 [member] | Retail - Mortgages [member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3	2
Stage 2 [member] | Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	975	899
Stage 2 [member] | Retail - Mortgages [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	46	42
Stage 2 [member] | Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	291	325
Stage 2 [member] | Retail - Mortgages [member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	9	11
Stage 2 [member] | Retail Unsecured [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,812	2,707
Stage 2 [member] | Retail Unsecured [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	361	329
Stage 2 [member] | Retail Unsecured [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,316	2,044
Stage 2 [member] | Retail Unsecured [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	50	48
Stage 2 [member] | Retail Unsecured [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,043	934
Stage 2 [member] | Retail Unsecured [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	159	149
Stage 2 [member] | Retail Unsecured [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	571	550
Stage 2 [member] | Retail Unsecured [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	23	21
Stage 2 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,098	1,079
Stage 2 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	42	45
Stage 2 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,986	1,811
Stage 2 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	24	25
Stage 2 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	298	359
Stage 2 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	12	14
Stage 2 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	437	446
Stage 2 [member] | Retail Unsecured [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	8	8
Stage 2 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	919	774
Stage 2 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	92	83
Stage 2 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	218	156
Stage 2 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	8	10
Stage 2 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	383	284
Stage 2 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	41	35
Stage 2 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	91	70
Stage 2 [member] | Retail Unsecured [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4	5
Stage 2 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	189	167
Stage 2 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	34	29
Stage 2 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	39	27
Stage 2 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3	3
Stage 2 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	89	63
Stage 2 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	17	14
Stage 2 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	15	12
Stage 2 [member] | Retail Unsecured [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	2
Stage 2 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	606	687
Stage 2 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	193	172
Stage 2 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	73	50
Stage 2 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	15	10
Stage 2 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	273	228
Stage 2 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	89	86
Stage 2 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	28	22
Stage 2 [member] | Retail Unsecured [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	9	6
Stage 2 [member] | Retail UK Motor Finance [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,942	1,580
Stage 2 [member] | Retail UK Motor Finance [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	87	79
Stage 2 [member] | Retail UK Motor Finance [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4
Stage 2 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	240	624
Stage 2 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	16	31
Stage 2 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,297	954
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	30	19
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	135	365
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4	7
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	368	318
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	15	15
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	54	130
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3	6
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	99	111
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	11
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	17	50
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	5
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	178	197
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	32	34
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	34	79
Stage 2 [member] | Retail UK Motor Finance [Member] | RMS 11-13 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	7	13
Stage 2 [member] | Retail - Other [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	829	800
Stage 2 [member] | Retail - Other [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	37	28
Stage 2 [member] | Retail - Other [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	62	47
Stage 2 [member] | Retail - Other [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3	2
Stage 2 [member] | Retail - Other [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	422	375
Stage 2 [member] | Retail - Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	24	19
Stage 2 [member] | Retail - Other [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	54	42
Stage 2 [member] | Retail - Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3	2
Stage 2 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	390	704
Stage 2 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	9	25
Stage 2 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		47
Stage 2 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		2
Stage 2 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	151	375
Stage 2 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4	19
Stage 2 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		42
Stage 2 [member] | Retail - Other [member] | RMS 1-6 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		2
Stage 2 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	409	66
Stage 2 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	27	2
Stage 2 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	62
Stage 2 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3
Stage 2 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	271
Stage 2 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	20
Stage 2 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	54
Stage 2 [member] | Retail - Other [member] | RMS 7-9 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3
Stage 2 [member] | Retail - Other [member] | RMS 10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	7	7
Stage 2 [member] | Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	23	23
Stage 2 [member] | Retail - Other [member] | RMS 11-13 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 2 [member] | Retail [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	22,518	18,741
Stage 2 [member] | Retail [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	766	662
Stage 2 [member] | Retail [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,445	2,111
Stage 2 [member] | Retail [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	53	50
Stage 2 [member] | Retail [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5,594	5,981
Stage 2 [member] | Retail [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	246	240
Stage 2 [member] | Retail [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	629	592
Stage 2 [member] | Retail [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	26	23
Stage 2 [member] | Commercial [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5,941	6,558
Stage 2 [member] | Commercial [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	226	323
Stage 2 [member] | Commercial [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,295	806
Stage 2 [member] | Commercial [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	24	13
Stage 2 [member] | Commercial [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5,055	5,023
Stage 2 [member] | Commercial [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	189	262
Stage 2 [member] | Commercial [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,006	599
Stage 2 [member] | Commercial [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	16	9
Stage 2 [member] | Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	356	100
Stage 2 [member] | Commercial [member] | CMS 1-10 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	1
Stage 2 [member] | Commercial [member] | CMS 1-10 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	76
Stage 2 [member] | Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	380	23
Stage 2 [member] | Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1
Stage 2 [member] | Commercial [member] | CMS 1-10 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	44
Stage 2 [member] | Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,316	3,442
Stage 2 [member] | Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	37	86
Stage 2 [member] | Commercial [member] | CMS 11-14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	850	526
Stage 2 [member] | Commercial [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	9	7
Stage 2 [member] | Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,034	2,259
Stage 2 [member] | Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	33	52
Stage 2 [member] | Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	718	383
Stage 2 [member] | Commercial [member] | CMS 11-14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5	8
Stage 2 [member] | Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3,101	2,962
Stage 2 [member] | Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	171	229
Stage 2 [member] | Commercial [member] | CMS 15-18 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	326	269
Stage 2 [member] | Commercial [member] | CMS 15-18 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13	5
Stage 2 [member] | Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,530	2,711
Stage 2 [member] | Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	145	205
Stage 2 [member] | Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	206	213
Stage 2 [member] | Commercial [member] | CMS 15-18 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	9	1
Stage 2 [member] | Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	168	54
Stage 2 [member] | Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	16	7
Stage 2 [member] | Commercial [member] | CMS 19 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	43	11
Stage 2 [member] | Commercial [member] | CMS 19 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	1
Stage 2 [member] | Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	111	30
Stage 2 [member] | Commercial [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	5
Stage 2 [member] | Commercial [member] | CMS 19 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	38	3
Stage 2 [member] | Commercial [member] | CMS 19 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2
Stage 2 [member] | Other [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	46	9
Stage 2 [member] | Other [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	7
Stage 2 [member] | Other [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	32	2
Stage 2 [member] | Other [member] | CMS 11-14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		3
Stage 2 [member] | Other [member] | CMS 11-14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		6
Stage 2 [member] | Other [member] | RMS 1-6 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	46	6
Stage 2 [member] | Other [member] | RMS 1-6 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 2 [member] | Other [member] | RMS 1-6 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	32	2
Stage 2 [member] | RMS [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	46	6
Stage 2 [member] | RMS [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	1
Stage 2 [member] | RMS [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	32	2
Stage 2 [member] | CMS [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		3
Stage 2 [member] | CMS [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers		6
Stage 3 [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5,647	5,397
Stage 3 [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,359	1,432
Stage 3 [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	98	44
Stage 3 [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5	6
Stage 3 [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,385	2,464
Stage 3 [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	500	823
Stage 3 [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	24	18
Stage 3 [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4	3
Stage 3 [member] | Retail - Mortgages [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,506	1,393
Stage 3 [member] | Retail - Mortgages [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	122	118
Stage 3 [member] | Retail - Mortgages [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	8	5
Stage 3 [member] | Retail - Mortgages [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	558	644
Stage 3 [member] | Retail - Mortgages [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	30	41
Stage 3 [member] | Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,506	1,393
Stage 3 [member] | Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	122	118
Stage 3 [member] | Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	8	5
Stage 3 [member] | Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	558	644
Stage 3 [member] | Retail - Mortgages [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	30	41
Stage 3 [member] | Retail Unsecured [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	678	703
Stage 3 [member] | Retail Unsecured [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	233	228
Stage 3 [member] | Retail Unsecured [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	83	36
Stage 3 [member] | Retail Unsecured [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	260	282
Stage 3 [member] | Retail Unsecured [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	93	92
Stage 3 [member] | Retail Unsecured [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	18	15
Stage 3 [member] | Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	678	703
Stage 3 [member] | Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	233	228
Stage 3 [member] | Retail Unsecured [Member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	83	36
Stage 3 [member] | Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	260	282
Stage 3 [member] | Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	93	92
Stage 3 [member] | Retail Unsecured [Member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	18	15
Stage 3 [member] | Retail UK Motor Finance [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	150	129
Stage 3 [member] | Retail UK Motor Finance [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	84	78
Stage 3 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	60	75
Stage 3 [member] | Retail UK Motor Finance [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	32	45
Stage 3 [member] | Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	150	129
Stage 3 [member] | Retail UK Motor Finance [Member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	84	78
Stage 3 [member] | Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	60	75
Stage 3 [member] | Retail UK Motor Finance [Member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	32	45
Stage 3 [member] | Retail - Other [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	150	165
Stage 3 [member] | Retail - Other [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	51	60
Stage 3 [member] | Retail - Other [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 3 [member] | Retail - Other [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	105	104
Stage 3 [member] | Retail - Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	35	35
Stage 3 [member] | Retail - Other [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 3 [member] | Retail - Other [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	150	165
Stage 3 [member] | Retail - Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	51	60
Stage 3 [member] | Retail - Other [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 3 [member] | Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	105	104
Stage 3 [member] | Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	35	35
Stage 3 [member] | Retail - Other [member] | RMS 14 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 3 [member] | Retail [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2,484	2,390
Stage 3 [member] | Retail [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	490	484
Stage 3 [member] | Retail [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	93	44
Stage 3 [member] | Retail [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	983	1,105
Stage 3 [member] | Retail [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	190	213
Stage 3 [member] | Retail [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	20	18
Stage 3 [member] | Commercial [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3,135	2,958
Stage 3 [member] | Commercial [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	859	937
Stage 3 [member] | Commercial [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5
Stage 3 [member] | Commercial [member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5	6
Stage 3 [member] | Commercial [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,400	1,356
Stage 3 [member] | Commercial [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	309	608
Stage 3 [member] | Commercial [member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4
Stage 3 [member] | Commercial [member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4	3
Stage 3 [member] | Commercial [member] | CMS 20-23 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	3,135	2,958
Stage 3 [member] | Commercial [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	859	937
Stage 3 [member] | Commercial [member] | CMS 20-23 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5
Stage 3 [member] | Commercial [member] | CMS 20-23 [Member] | The Group [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	5	6
Stage 3 [member] | Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1,400	1,356
Stage 3 [member] | Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	309	608
Stage 3 [member] | Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4
Stage 3 [member] | Commercial [member] | CMS 20-23 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	4	3
Stage 3 [member] | Other [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	28	49
Stage 3 [member] | Other [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	11
Stage 3 [member] | Other [member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 3 [member] | Other [member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	2
Stage 3 [member] | Other [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	28	49
Stage 3 [member] | Other [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	11
Stage 3 [member] | Other [member] | RMS 14 [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 3 [member] | Other [member] | RMS 14 [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	2
Stage 3 [member] | RMS [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	28	49
Stage 3 [member] | RMS [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	10	11
Stage 3 [member] | RMS [Member] | The Bank [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	2	3
Stage 3 [member] | RMS [Member] | The Bank [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	1	2
Purchased or originated credit-impaired [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13,714	15,391
Purchased or originated credit-impaired [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	142	78
Purchased or originated credit-impaired [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	79	90
Purchased or originated credit-impaired [member] | Retail - Mortgages [member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13,714	15,391
Purchased or originated credit-impaired [member] | Retail - Mortgages [member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	142	78
Purchased or originated credit-impaired [member] | Retail - Mortgages [member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	79	90
Purchased or originated credit-impaired [member] | Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13,714	15,391
Purchased or originated credit-impaired [member] | Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	142	78
Purchased or originated credit-impaired [member] | Retail - Mortgages [member] | RMS 14 [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	79	90
Purchased or originated credit-impaired [member] | Retail [Member] | The Group [member] | Gross Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	13,714	15,391
Purchased or originated credit-impaired [member] | Retail [Member] | The Group [member] | Expected Credit Losses In Respect Of Drawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	142	78
Purchased or originated credit-impaired [member] | Retail [Member] | The Group [member] | Gross Undrawn Exposures [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances to Customers	£ 79	£ 90